Certain Balance Sheet Information (Intangible Assets) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ 241.2	$ 206.6		$ 254.7
Crestwood Equity Partners LP
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	898.6	975.8
Less: accumulated amortization	241.2	206.6
Total intangible assets, net	657.4	769.2
Amortization of Intangible Assets	72.5	102.8	$ 99.3
Crestwood Equity Partners LP | Customer accounts
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	541.9	583.7
Less: accumulated amortization	162.4	130.1
Crestwood Equity Partners LP | Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	1.0	6.6
Less: accumulated amortization	0.0	2.5
Crestwood Equity Partners LP | Gathering systems and pipelines and related assets
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	325.2	325.2
Less: accumulated amortization	63.2	44.3
Crestwood Equity Partners LP | Acquired storage contracts
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	0.0	29.0
Less: accumulated amortization	0.0	18.5
Crestwood Equity Partners LP | Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	30.5	31.3
Less: accumulated amortization	15.6	11.2
Crestwood Midstream Partners LP
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	883.1	959.3
Less: accumulated amortization	230.2	197.9		$ 243.0
Total intangible assets, net	652.9	761.4
Amortization of Intangible Assets	69.3	89.6	$ 82.7
Crestwood Midstream Partners LP | Customer accounts
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	541.9	583.7
Less: accumulated amortization	162.4	130.1
Crestwood Midstream Partners LP | Covenants not to compete
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	1.0	5.6
Less: accumulated amortization	0.0	1.7
Crestwood Midstream Partners LP | Gathering systems and pipelines and related assets
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	325.2	325.2
Less: accumulated amortization	63.2	44.3
Crestwood Midstream Partners LP | Acquired storage contracts
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	0.0	29.0
Less: accumulated amortization	0.0	18.5
Crestwood Midstream Partners LP | Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	15.0	15.8
Less: accumulated amortization	$ 4.6	$ 3.3